Inventories	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Inventories
2
1
. Inventories

	At December 31,

(Euro thousands)	2022	2021

Raw materials, ancillary materials and consumables	18,931	16,001
Work-in-progress and semi-finished products	13,446	12,734
Finished goods	76,713	63,386
Other	4	214

Total inventories	109,094	92,335

The cost of inventories recognized as an expense in cost of sales amounted to Euro184,368 thousand and Euro138,920 thousand for the years ended December 31, 2022 and 2021 respectively.
Impairment losses recognized on inventories amounted to Euro11,417 thousand and Euro8,971 thousand for the years ended December 31, 2022 and 2021 respectively.